Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities as of December 31, 2017 and 2016 from continuing operations consist of the following:

	2017	2016
Accrued salaries and social welfare	$345,710	$118,835
Accrued expenses	291,043	418,989
Reimbursed employee's expense	34,212	14,971
Deposits from customers	89,382	86,106
Others	2,526	4,423
Total accrued expenses and other current liabilities	$762,873	$643,324